real estate joint ventures and investments in associates - Investments in associates (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Net assets (liabilities) [abstract]
Current assets	$ 5,928		$ 5,928		$ 6,092
Non-current assets	49,749		49,749		47,971
Current liabilities	9,426		9,426		8,281
Non-current liabilities	28,672		28,672		28,124
condensed interim consolidated statements of income and other comprehensive income
Reported Operating revenues and other income	4,946	$ 4,401	9,910	$ 8,683
Net income (loss)	196	498	420	902
Other comprehensive income (loss)	(81)	126	(79)	312
Comprehensive income (loss)	115	$ 624	341	$ 1,214
Our carrying amount	$ 219		$ 219		$ 120
Miovision Technologies Incorporated
real estate joint ventures and investments in associates
Equity interest in associates (as a percent)			43.00%		32.00%
condensed interim consolidated statements of income and other comprehensive income
Comprehensive income (loss)			$ 181		$ 75